Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill [Abstract]
Goodwill

9. Goodwill

The changes in the carrying amount of goodwill for the years ended December 2014 and 2015 were as follows:

	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	—	—	—
Increase in goodwill related to acquisitions	—	136,569	21,083
Accumulated impairment loss	—	—	—
Balance at the end of year	—	136,569	21,083